Nature of business and organization - Additional information (Details)						6 Months Ended	12 Months Ended
	Apr. 11, 2020 shares	Apr. 03, 2020 USD ($) $ / shares shares	May 10, 2019 USD ($) $ / shares shares	Jul. 02, 2018 USD ($) store	Jul. 02, 2018 CNY (¥) store	Dec. 31, 2020 agreement $ / shares	Jun. 30, 2020 USD ($) agreement $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($)	May 31, 2019	May 31, 2018	Mar. 31, 2018
Issuance of ordinary shares for acquisition							$ 2,658,909	$ 0	$ 0
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.01	$ 0.01	$ 0.01
Proceeds from Issuance Initial Public Offering							$ 0	$ 4,395,634	$ 0
Number of contractual agreements | agreement						5	5
Initial public offering
Sale of Stock, Number of Shares Issued in Transaction | shares			1,172,360
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01
Sale of Stock, Price Per Share | $ / shares			$ 5.00
Gross Proceeds from Issuance Initial Public Offering			$ 5,861,800
Proceeds from Issuance Initial Public Offering			$ 4,400,000
Xiangtai Cayman
Ownership interest							51.00%
GA Yongpeng
Ownership interest										100.00%
CQ Penglin
Ownership interest										100.00%
Agreement term						30 years	30 years
JMC
Ownership interest						51.00%	51.00%
Technical consultation and services agreement
Agreement term							30 years
JMC
Percentage of after-tax net income payable to the company as service fee (as a percent)						51.00%	51.00%
Percentage of losses obligated by the company to absorb (as a percent)						51.00%	51.00%
Ownership interest prior to acquisition pledged by the existing shareholder (as a percent)						51.00%	51.00%
Expected residual returns (as a percent)						51.00%	51.00%
Percentage of financial support						51	51
JMC | Technical consultation and services agreement
Agreement term							20 years
JMC | Voting Rights Proxy and Financial Supporting Agreement
Agreement term						20 years	20 years
One Major Shareholder | China Meitai
Ownership interest										97.74%	100.00%	100.00%
China Meitai | Xiangtai Cayman
Ownership interest										62.73%	64.17%
JMC
Issuance of ordinary shares for acquisition		$ 2,658,909
Ownership interest to be acquired (as a percent)		51.00%				51.00%
Number of shares to be issued (in shares) | shares	1,000,000	2,000,000
Price at which the shares are to be issued (in dollars per share) | $ / shares		$ 1.77
Percentage of after-tax net income payable to the company as service fee (as a percent)		51.00%
JMC | Technical consultation and services agreement
Agreement term						20 years
CQ Pengmei
Number of Grocery Stores Operated				2	2
Issuance of ordinary shares for acquisition				$ 900,000	¥ 5,949,052